Goodwill and Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill and Intangible Assets
Aggregate amortization expense of definite lived intangible assets	$ 45,753	$ 43,960	$ 44,086
Estimated amortization expense
2014	46,000
2015	46,000
2016	46,000
2017	46,000
2018	$ 46,000